Managing Risks - Summary of Contractual Obligations and Purchase Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Managing Risk [Line Items]
Purchase agreements Payment Due, Total	$ 22,100	$ 62,700
Notes Payable [Member]
Managing Risk [Line Items]
Contractual obligation Payment Due, Total	1,100,000
Contractual obligation Payment Due, Less than 1 Years
Contractual obligation Payment Due, 1 - 3 Years
Contractual obligation Payment Due, 3 - 5 Years
Contractual obligation Payment Due, More than 5 Years	1,100,000
Interest on Notes Payable [Member]
Managing Risk [Line Items]
Contractual obligation Payment Due, Total	548,625
Contractual obligation Payment Due, Less than 1 Years	69,625
Contractual obligation Payment Due, 1 - 3 Years	139,250
Contractual obligation Payment Due, 3 - 5 Years	139,250
Contractual obligation Payment Due, More than 5 Years	200,500
Project-Specific Financings [Member]
Managing Risk [Line Items]
Contractual obligation Payment Due, Total	26,065
Contractual obligation Payment Due, Less than 1 Years
Contractual obligation Payment Due, 1 - 3 Years	26,065
Contractual obligation Payment Due, 3 - 5 Years
Contractual obligation Payment Due, More than 5 Years
Secured VTB Mortgages [Member]
Managing Risk [Line Items]
Contractual obligation Payment Due, Total	116,580
Contractual obligation Payment Due, Less than 1 Years	50,933
Contractual obligation Payment Due, 1 - 3 Years	44,002
Contractual obligation Payment Due, 3 - 5 Years	18,105
Contractual obligation Payment Due, More than 5 Years	3,540
Bank Indebtedness [Member]
Managing Risk [Line Items]
Contractual obligation Payment Due, Total	206,208
Contractual obligation Payment Due, Less than 1 Years	46,337
Contractual obligation Payment Due, 1 - 3 Years	159,871
Contractual obligation Payment Due, 3 - 5 Years
Contractual obligation Payment Due, More than 5 Years
Accounts Payable and Other Liabilities [Member]
Managing Risk [Line Items]
Contractual obligation Payment Due, Total	418,410
Contractual obligation Payment Due, Less than 1 Years	418,410
Contractual obligation Payment Due, 1 - 3 Years
Contractual obligation Payment Due, 3 - 5 Years
Contractual obligation Payment Due, More than 5 Years
Operating Lease Obligations [Member]
Managing Risk [Line Items]
Contractual obligation Payment Due, Total	30,464
Contractual obligation Payment Due, Less than 1 Years	6,062
Contractual obligation Payment Due, 1 - 3 Years	9,840
Contractual obligation Payment Due, 3 - 5 Years	8,260
Contractual obligation Payment Due, More than 5 Years	6,302
Purchase Agreements [Member]
Managing Risk [Line Items]
Purchase agreements Payment Due, Total	22,144
Purchase agreements Payment Due, Less than 1 Years	16,349
Purchase agreements Payment Due, 1 - 3 Years	5,795
Purchase agreements Payment Due, 3 - 5 Years
Purchase agreements Payment Due, More than 5 Years